Summary of Significant Accounting Policies - PPNE, Goodwill and others(Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Goodwill Impairment
Goodwill impairment loss	$ 0.0
CTA and UTP Plan
Revenue Recognition
Number of days for receipt of market data fees		45 days
OPRA Plan
Revenue Recognition
Number of days for receipt of market data fees		30 days
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years